united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Fair Value
	COMMON STOCKS - 96.7%
	AUSTRALIA - 0.4%
4,970	Qantas Airways Ltd.	$ 21,327

	BERMUDA - 0.7%
141	Everest Re Group Ltd.	38,996

	CANADA - 2.5%
645	Air Canada	21,619
2,154	Bausch Health Cos., Inc.	59,137
143	Canadian Tire Corp. Ltd.	15,346
318	George Weston Ltd.	25,643
4,850	Kinross Gold Corp.	24,607
		146,352
	DENMARK - 0.7%
269	Carlsberg A/S	39,349

	EUROPE - 10.7%
515	ACS Actividades de Construccion y Servicios SA	17,139
439	Ageas	24,213
268	Airbus SE	39,572
155	Allianz SE	37,077
226	Atos SE	18,819
927	BNP Paribas SA	49,357
479	Bouygues SA	18,966
194	Eiffage SA	22,520
2,710	Enel SpA	23,590
996	Engie SA	17,175
1,786	International Consolidated Airlines Group SA	26,558
1,175	Koninklijke Ahold Delhaize NV	28,907
7,310	Koninklijke KPN NV	20,520
481	Koninklijke Phillips NV	22,068
3,540	Mediobanca Banca di Credito Finanziario SpA	35,354
786	OMV AG	39,188
1,130	Peugeot SA	23,305
1,124	Prysmian SpA	25,012
2,805	Repsol SA	38,748
487	RWE AG	16,914
8,555	Snam SpA	45,858
177	Solvay SA	18,348
559	Veolia Environment SA	16,528
		625,736
	GREAT BRITAIN - 12.0%
3,049	3i Group PLC	44,392
1,065	Anglo American PLC	27,876
3,925	BAE Systems PLC	32,668
3,445	Barratt Developments PLC	36,457
510	Berkeley Group Holdings PLC	35,228
1,410	British American Tobacco PLC	62,405
10,261	BT Group PLC	21,766
726	Coca-Cola European Partners PLC	38,195
Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Fair Value
	COMMON STOCKS - 96.7% (Continued)
	GREAT BRITAIN - 12.0% (Continued)
2,750	GlaxoSmithKline PLC	$ 64,671
1,780	Imperial Brands PLC	45,774
414	InterContinental Hotels Group PLC	25,570
12,840	Legal & General Group PLC	51,708
197	Next PLC	17,898
985	Persimmon PLC	39,641
805	Smith & Nephew PLC	19,382
13,673	Taylor Wimpey PLC	38,769
2,078	TechnipFMC PLC	34,308
9,989	Tesco PLC	32,511
14,712	Vodafone Group PLC	28,952
		698,171
	HONG KONG - 0.5%
2,432	CK Asset Holdings Ltd.	15,723
3,000	Henderson Land Development Co. Ltd.	13,600
		29,323
	IRELAND - 0.9%
893	AerCap Holdings NV	50,553

	JAPAN - 4.9%
1,600	Dai-ichi Life Holdings, Inc.	24,446
200	Fujitsu Ltd.	21,433
781	Hitachi Ltd.	30,481
1,145	ITOCHU Corp.	27,129
636	Mitsubishi Heavy Industries Ltd.	23,613
800	MS&AD Insurance Group Holdings, Inc.	26,993
200	Shin-Etsu Chemical Co. Ltd.	23,463
500	Sony Corp.	35,605
1,000	Subaru Corp.	25,465
1,326	Sumitomo Mitsui Financial Group, Inc.	47,515
		286,143
	NORWAY - 1.4%
2,350	DNB ASA	41,262
1,200	Telenor ASA	21,734
440	Yara International ASA	16,010
		79,006
	SINGAPORE - 0.2%
5,400	CapitaLand Ltd.	14,322

	SWEDEN - 1.5%
887	Boliden AB	21,101
4,328	Skandinaviska Enskilda Banken AB	42,765
3,036	Telefonaktiebolaget LM Ericsson	23,863
		87,729
	SWITZERLAND - 1.4%
247	Roche Holding AG	83,055

Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Fair Value
	COMMON STOCKS - 96.7% (Continued)
	UNITED STATES - 58.9%
839	AbbVie, Inc.	$ 67,976
1,141	AES Corp.	22,660
454	Akamai Technologies, Inc.	42,381
304	Alaska Air Group, Inc.	19,635
361	Allstate Corp.	42,793
1,570	Ally Financial, Inc.	50,287
2,330	Altice USA, Inc. *	63,749
359	Ameriprise Financial, Inc.	59,382
513	AmerisourceBergen Corp.	43,892
204	Anthem, Inc.	54,117
562	Arconic, Inc.	16,832
50	AutoZone, Inc. *	52,898
2,272	AXA Equitable Holdings, Inc.	54,573
768	Best Buy Co., Inc.	65,042
198	Biogen, Inc.	53,232
568	Booz Allen Hamilton Holding Corp.	44,327
1,156	Bristol-Meyers Squibb Co.	72,770
596	Capital One Financial Corp.	59,481
756	Cardinal Health, Inc.	38,715
499	CBRE Group, Inc.	30,464
335	CDW Corp.	43,701
753	Centene Corp.	47,296
674	CenterPoint Energy, Inc.	17,848
5,614	CenturyLink, Inc.	76,687
304	CF Industries Holdings, Inc.	12,245
34	Chipolte Mexican Grill, Inc.	29,470
816	CVS Health Corp.	55,341
245	Darden Restaurants, Inc.	28,525
439	Delta Air Lines, Inc.	24,470
650	Discover Financial Services	48,835
438	Dover Corp.	49,866
1,193	DXC Technology Co.	38,033
206	Eastman Chemical Co.	14,682
489	Exelon Corp.	23,272
254	Fiserv, Inc.	30,127
183	FMC Corp.	17,493
483	Garmin Ltd.	46,827
731	General Motors Co.	24,408
625	Hartford Financial Services Group, Inc.	37,050
374	HCA Healthcare, Inc.	51,911
4,460	Hewlett Packard Enterprise Co.	62,128
900	HollyFrontier Corp.	40,428
396	International Business Machines Corp.	56,917
412	Jazz Pharmaceuticals PLC	59,060
174	Jones Lang LaSalle, Inc.	29,549
442	Keysight Technologies, Inc. *	41,102
295	Kimberly-Clark Corp.	42,256
425	KLA Corp.	70,440
1,023	Kohl's Corp.	43,733
Affinity World Leaders Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Fair Value
	COMMON STOCKS - 96.7% (Continued)
	UNITED STATES - 58.9% (Continued)
489	Leidos Holdings, Inc.	$ 49,130
141	Lockheed Martin Corp.	60,365
187	LyondellBasell Industries NV	14,560
275	McKesson Corp.	39,218
1,410	Micron Technology, Inc.	74,857
1,274	Microsoft Corp.	216,873
3,195	Nielsen Holdings PLC	65,178
539	Norwegian Cruise Line Holdings Ltd. *	29,025
466	NRG Energy, Inc.	17,191
1,287	Occidental Petroleum Corp.	51,120
421	OGE Energy Corp.	19,303
1,500	Old Republic International Corp.	33,825
622	PACCAR, Inc.	46,159
727	Phillip Morris International, Inc.	60,123
620	PPL Corp.	22,437
584	PulteGroup, Inc.	26,076
144	Reliance Steel & Alumnium Co.	16,531
1,229	Seagate Technology PLC	70,041
525	Target Corp.	58,138
511	Tyson Foods, Inc.	42,224
247	United Airlines Holdings, Inc. *	18,476
174	United Rentals, Inc. *	23,610
1,661	Verizon Communications, Inc.	98,730
1,729	Viacom, Inc.	59,011
860	Western Union Co.	23,133
136	Whirlpool Corp.	19,878
1,951	Xerox Holdings Corp.	69,396
		3,443,514

	TOTAL COMMON STOCKS (Cost $5,394,733)	5,643,576

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.6%
	EUROPE - 0.2%
402	Klepierre SA	13,690

	UNITED STATES - 1.4%
705	Healthpeak Properties, Inc.	25,373
298	Lamar Advertising Co.	27,657
1,255	Medical Properties Trust, Inc.	27,799
		80,829

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $87,339)	94,519

	TOTAL INVESTMENTS - 98.3% (Cost $5,482,072)	$ 5,738,095
	OTHER ASSETS LESS LIABILITIES - 1.7%	101,722
	NET ASSETS - 100.0%	$ 5,839,817

PLC - Public Limited Company
* Non-income producing security.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committe is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Affinity World Leaders Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Fund's assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,643,576	$ -	$ -	$ 5,643,576
Real Estate Investment Trusts (REITs)	94,519	-	-	94,519
Total	$ 5,738,095	$ -	$ -	$ 5,738,095

* Refer to the Portfolio of Investments for classifications

The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 5,489,898	$ 496,739	$ (248,542)	$ 248,197

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/25/2020

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/25/2020